AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 100.1%
Common Stocks
Auto Components — 1.4%
Aptiv PLC*	336,530	$46,407,487
Biotechnology — 1.6%
Incyte Corp.*	224,994	18,285,262
Vertex Pharmaceuticals, Inc.*	163,832	35,205,859
		53,491,121
Capital Markets — 2.0%
Charles Schwab Corp. (The)	309,943	20,202,085
Goldman Sachs Group, Inc. (The)	55,874	18,270,798
S&P Global, Inc.	60,294	21,275,944
XP, Inc. (Brazil) (Class A Stock)*	247,263	9,314,397
		69,063,224
Electric Utilities — 0.7%
NextEra Energy, Inc.	302,472	22,869,908
Entertainment — 4.2%
Live Nation Entertainment, Inc.*	121,800	10,310,370
Netflix, Inc.*	150,257	78,383,067
Sea Ltd. (Taiwan), ADR*(a)	48,209	10,761,695
Spotify Technology SA*	165,129	44,246,315
		143,701,447
Health Care Equipment & Supplies — 4.4%
Becton, Dickinson & Co.	103,056	25,058,066
Intuitive Surgical, Inc.*	76,713	56,686,304
Stryker Corp.	283,979	69,171,605
		150,915,975
Health Care Providers & Services — 7.7%
Anthem, Inc.	49,641	17,818,637
Centene Corp.*	324,376	20,730,870
Cigna Corp.	363,558	87,886,511
HCA Healthcare, Inc.	183,442	34,549,466
Humana, Inc.	74,049	31,045,043
UnitedHealth Group, Inc.	189,613	70,549,309
		262,579,836
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.*	17,095	39,828,615
Chipotle Mexican Grill, Inc.*	15,589	22,149,163
DraftKings, Inc. (Class A Stock)*(a)	358,963	22,015,201
		83,992,979
Interactive Media & Services — 20.9%
Alphabet, Inc. (Class A Stock)*	98,481	203,119,032
Alphabet, Inc. (Class C Stock)*	39,193	81,075,816
Facebook, Inc. (Class A Stock)*	695,940	204,975,208
IAC/InterActiveCorp*	137,778	29,802,759
Match Group, Inc.*	240,848	33,087,698
Pinterest, Inc. (Class A Stock)*	156,630	11,595,319
Snap, Inc. (Class A Stock)*	1,569,860	82,087,980
Tencent Holdings Ltd. (China), ADR(a)	898,868	71,729,666
		717,473,478
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 10.7%
Alibaba Group Holding Ltd. (China), ADR*	272,180	$61,711,371
Amazon.com, Inc.*	90,586	280,280,331
Coupang, Inc. (South Korea)*(a)	157,516	7,773,415
DoorDash, Inc. (Class A Stock)*(a)	12,935	1,696,167
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	273,573	14,504,840
		365,966,124
IT Services — 11.0%
Affirm Holdings, Inc.*(a)	15,121	1,069,357
Fidelity National Information Services, Inc.	136,298	19,164,862
Global Payments, Inc.	610,296	123,023,468
MongoDB, Inc.*	64,327	17,202,970
PayPal Holdings, Inc.*	327,115	79,436,607
Shopify, Inc. (Canada) (Class A Stock)*	3,614	3,998,891
Snowflake, Inc. (Class A Stock)*(a)	11,609	2,661,711
Visa, Inc. (Class A Stock)(a)	617,669	130,779,057
		377,336,923
Life Sciences Tools & Services — 0.8%
Avantor, Inc.*	982,370	28,419,964
Machinery — 1.0%
Ingersoll Rand, Inc.*	680,576	33,491,145
Multiline Retail — 1.5%
Dollar General Corp.	258,471	52,371,394
Professional Services — 0.7%
CoStar Group, Inc.*	30,167	24,793,956
Road & Rail — 0.4%
Norfolk Southern Corp.	55,700	14,956,564
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*	243,860	19,143,010
ASML Holding NV (Netherlands)(a)	103,559	63,933,184
		83,076,194
Software — 17.8%
Fortinet, Inc.*	185,300	34,173,026
Intuit, Inc.	236,830	90,720,100
Microsoft Corp.	1,082,999	255,338,674
salesforce.com, Inc.*	465,126	98,546,246
ServiceNow, Inc.*	83,082	41,550,139
Splunk, Inc.*	248,071	33,608,659
Synopsys, Inc.*	113,229	28,055,882
Workday, Inc. (Class A Stock)*	43,900	10,906,077
Zoom Video Communications, Inc. (Class A Stock)*	54,987	17,666,773
		610,565,576
Specialty Retail — 2.7%
Carvana Co.*	110,996	29,125,350
Ross Stores, Inc.	527,349	63,234,419
		92,359,769
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	1,176,882	143,756,136
A1

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	78,863	$24,188,071
NIKE, Inc. (Class B Stock)	191,403	25,435,544
		49,623,615

Total Long-Term Investments (cost $1,977,911,467)		3,427,212,815
Short-Term Investments — 6.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,793,693	1,793,693
PGIM Institutional Money Market Fund (cost $215,611,915; includes $215,586,671 of cash collateral for securities on loan)(b)(wa)	215,715,514	215,607,656

Total Short-Term Investments (cost $217,405,608)		217,401,349

TOTAL INVESTMENTS—106.4% (cost $2,195,317,075)		3,644,614,164

Liabilities in excess of other assets — (6.4)%		(219,370,310)

Net Assets — 100.0%		$3,425,243,854

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $212,053,137; cash collateral of $215,586,671 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2